Note 4 - Other Investments (Details)	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2014 Company 1 [Member]	Mar. 31, 2014 Company 2 [Member]
Note 4 - Other Investments (Details) [Line Items]
Investment Fair Value Percentage Below Cost					0.60%	13.40%
Proceeds from Sale of Available-for-sale Securities	$ 3,805,000	¥ 391,814,000	¥ 0	¥ 226,346,000
Available-for-sale Securities, Gross Realized Gains	1,045,000	107,655,000		9,140,000
Available-for-sale Securities, Gross Realized Losses				12,293,000
Realized Investment Gains (Losses)	3,043,000	313,393,000
Cost Method Investments	25,294,000	2,604,806,000	2,461,339,000
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities			19,788,000	87,911,000
Cost-method Investments, Other than Temporary Impairment			¥ 0	¥ 71,681,000